ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (UNAUDITED)


                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 104%

Convertible Preferred Stock - 17%
United States - 17%


Affiliated Managers Group,Inc. 5.150%        43,160     2,433,145
   Due 10-15-37
Bunge Limited 4.875%			     20,775     2,039,845
Chesapeake Energy 5.750% (144A) (b)           1,200       480,000
Cowen Group, Inc. 5.625% (144A)(b)              940       832,840
Emmis Communications Corporation 6.250%      20,980        63,569
Energy XXI (Bermuda) Ltd. 5.625%              8,655       138,480
Iridium Communications 6.750%                 1,925       467,409
KeyCorporation 7.750% (d)                    10,508     1,368,930
New York Community Bancorp Trust 3.000%       1,090        54,909
   Due 11-01-51
Stanley Black & Decker, Inc. 4.750% (d)      14,700     1,960,613

Total Convertible Preferred Stock (cost $11,772,860)    9,839,740

Mandatory Convertible Preferred Stock- 1%
United States- 1%

WPX Energy
3.125% Due 07-31-18                          14,210        508,363

Total Mandatory Convertible Preferred Stock
(cost $710,500)                                            508,363


Convertible Bonds - 70%

Argentina- 1%
 MercadoLibre, Inc. (144A) 2.250%
  Due 07-01-19 (b)                          240,000       235,500

Canada - 1%
B2Gold Corporation (144A)3.250%
  Due 10-01-18 (b)                          735,000       611,888

China - 0%
ShengdaTech, Inc.(144A)                   1,430,000         1,788
   6.500% Due 12-15-15(a)(b)(c)

Germany-5%
Siemens AG (Reg S)                        3,000,000     3,236,250
  1.650% Due 08-16-19 (e)

Israel-2%
Teva Pharm (Series C) 0.250%                860,000     1,171,750
   Due 02-01-26

Mexico-1%
Cemex S.A 3.750%                            600,000       623,625
   Due 03-15-18

Netherlands-0%
NXP Semiconductors NV (144A) 1.000%          200,000      222,500
   Due 12-01-19


Norway-1%
Golden Ocean Group Limited (Reg S)           800,000      653,000
  3.070% Due 01-30-19 (e)


United States - 59%
Aegerion Pharmaceuticals(144A) 2.000%        850,000      640,156
   Due 08-15-19 (b)
Air Lease Corporation 3.875%                 100,000      128,125
   Due 12-01-18
Alcoa, Inc. 1.625%                           140,000      147,000
   Due 10-15-19
Altra Holdings, Inc.                         240,000      252,150
   2.750% Due 03-01-31
Amyris, Inc. (144A) 6.500%                   730,000      530,163
   Due 05-15-19 (b)
Ashland, Inc. 6.500% 		           2,260,000    2,067,900
   Due 06-30-29
Callaway Golf Company 3.750%                 720,000      807,754
   Due 08-15-19
Carriage Services (144A) 2.750%              450,000      499,781
   Due 03-15-21 (b)
Cinedigm Corporation (144A)                  570,000      408,975
   5.500% Due 04-15-35 (b)
Colony Financial, Inc. 3.875%              1,000,000      959,750
   Due 01-15-21
Corenergy Infrastructure Trust             1,000,000      951,250
   7.000% Due 06-15-20
Cowen Group, Inc. (144A)                     380,000      414,200
   3.000% Due 03-15-19 (b)
Developers Diversified Realty Corporation  1,250,000    1,330,469
   1.750% Due 11-15-2040
Dycom Industries, Inc. (144A) 0.750%       1,060,000    1,050,063
   Due 09-15-21 (b)
Endeavor International Corporation         1,125,000        1,406
   5.500% Due 07-15-16
EnerNOC, Inc. (144A) 2.250%                1,655,000    1,168,844
   Due 08-15-19 (b)(d)
FireEye, Inc. (144A) 1.000%                1,200,000    1,094,250
   Due 06-01-35 (b)
Greenbrier Companies 3.500%                  505,000      549,188
   Due 04-01-18
Healthsouth Corporation 2.000%                20,000       22,775
   Due 12-01-43
Iconix Brand Group, Inc.                     700,000      561,313
   1.500% Due 03-15-18
Intel Corporation (144A) 3.250%            1,520,000    2,299,000
   Due 08-01-39 (b)(d)
Ironwood Pharmaceuticals, Inc.(144A)         790,000      701,125
   2.250% Due 06-15-22 (b)
Isis Pharmaceuticals, Inc. (144A)            400,000      364,500
   1.000% Due 11-15-21 (b)
Johnson & Johnson                          1,965,000    2,522,569
   0.000% Due 07-28-20 (c)(d)
Kaman Corporation (144A) 3.250%              505,000      590,850
   Due 11-15-17
KEYW Holding Corporation 2.500%            1,820,000    1,374,100
   Due 07-15-19 (d)
Laboratory Corporation of America Holdings   870,000    1,269,113
   0.000% Due 09-11-21 (c)(d)
Liberty Interactive Corporation (144A)     1,660,000    1,498,150
   1.000% Due 09-30-43 (b)(c)
Micron Technology, Inc. 3.000%             1,340,000    1,136,488
   Due 11-15-43 (d)
Molycorp, Inc. 6.000%                      1,011,000        1,264
   Due 09-01-17
Molycorp, Inc.                               930,000        1,163
   5.500% Due 02-01-18
NRG Yield, Inc. (144A-Seasoned)               35,000       31,631
  3.500% Due 02-01-19
NRG Yield, Inc. (144A)                       580,000      500,250
  3.250% Due 06-01-20
PDL BioPharma, Inc. 4.000%                    10,000        8,738
   Due 02-01-18
Pernix Therapeutics Holdings (144A)          530,000      383,588
   4.250% Due 04-01-21 (b)
Priceline.com 1.000%                         780,000    1,096,875
   Due 03-15-18
Resource Capital Corporation 8.000%       1,265,000     1,189,100
   Due 01-15-20 (d)
Solazyme, Inc. (144A) 6.000%                 180,000      110,700
   Due 02-01-18 (b)
Solazyme, Inc. 5.000%                        690,000      393,300
   Due 10-01-19
Spectranetics Corporation 2.625%             615,000      467,400
   Due 06-01-34
Stillwater Mining Company                  1,255,000    1,284,806
   1.750% Due 10-15-32 (d)
SunEdison, Inc. (144A) 2.375%                190,000      110,200
   Due 04-15-22 (b)
SunEdison, Inc. (144A) 2.625%                610,000      316,438
   Due 06-01-23 (b)
SunEdison, Inc. (144A) 3.375%                100,000       51,875
   Due 06-01-25 (b)
Synchronoss Technologies, Inc. 0.750%         20,000       20,150
   Due 08-15-19
TiVo, Inc. (144A)                            160,000      139,000
   2.000% Due 10-01-21 (b)(d)
Trinity Industries, Inc. 3.875%              920,000    1,086,175
   Due 06-01-36
UTI Worldwide (144A) 4.500%                  570,000      417,525
   Due 03-01-19 (b)
Vishay Intertechnology, Inc. 2.250%           25,000       16,781
   Due 05-15-41
Whiting Petroleum Corporation (144A)         690,000      565,800
   1.250% Due 04-01-20 (b)
Workday, Inc. 0.750%                         300,000      324,188
   Due 07-15-18
Zaza Energy Corporation (144A)             1,390,000      695,000
  9.000% Due 08-01-17 (b)

        Total United States                            34,553,349

Total Convertible Bonds (cost $47,563,532)             41,309,649


CORPORATE BONDS - 3%
United States - 3%
MIG,LLC Senior Secured Notes 0.000%,        5,158,766   1,574,630
    Due 12-31-16 (a)

Total Corporate Bonds (cost $4,303,511)                 1,547,630

COMMON STOCK - 7%
Bahamas - 1%
Vedanta Resources                            162,493      522,751

China-0%
Emerald Plantation Holdings (c)              180,362       42,385

Greece - 0%
Star Bulk Carriers Corporation (c)            58,050      119,003

United States - 6%
CIENA Corporation (c)                         25,679      532,069
Cumulus Media, Inc. (c)                      832,620      585,998
Direxion Daily Gold Miners Bull 3X (c)        19,000       54,910
Emmis Communication (c)                      402,977      499,691
Radio One, Inc. (class D) (c)                379,365      808,047
Rayonier, Inc (c)(d)                           3,104       68,505
School Specialty, Inc. (c)                     6,777      600,442
Thompson Creek Metals Company, Inc.(C)       734,367      320,845

      Total United States                               3,470,508

      Total Common Stock (cost $9,782,487)              4,154,646


WARRANTS - 4%
United States - 4%

Bank of America
   Expire 01-16-19 (c)                       29,860       171,098
General Motors Corporation-
   Class B, Expire 01-10-19 (c)              80,600     1,065,532
JP Morgan Chase & Company,
   Expire 10-28-18 (c)                       18,500       368,335
Kinder Morgan Energy Partners,
   Expire 05-25-17(c)                     1,011,100       930,212


      Total Warrants(cost $4,041,411)                   2,535,177

Call Options-0%
United States-0%
American Airlines Group, expire 8-21-15 (c)
                                                400       113,000

      Total Call Options (cost $168,360)                  113,000

Term Loans-2%
United States-2%
School Specialty, Inc. term loan          1,329,051     1,322,405
   9.500% Due 06-11-19

     Total Term Loans (cost $1,300,051)                 1,322,405

Escrows-0%
United States-0%
Sino Forest Corpotation 4.25% (144A)      1,180,000         2,950

     Total Other Escrows (cost $8,867)                      2,950

TOTAL INVESTMENTS (cost $79,651,579)                   61,333,560

Investment Securities Sold Short - (2%)

Short Stock - (2%)
United States- (2%)
JP Morgan Chase                              (18,500)  (1,127,945)

     Total Short Stock (proceeds $1,264,716)           (1,127,945)

TOTAL INVESTMENT SECURITIES SOLD SHORT                 (1,127,945)
 (proceeds $1,264,716)

(a) This security is in default or deferral and interest or
    dividends
    are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the
    United    States and thus are exempt from registration under
    Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of September 30, 2015.

See notes to financial statements.


                                                       (concluded)
FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board ("FASB") Accounting
Standards Codification ("ASC") Topic 820,Fair Value Measurements
("Topic 820"),defines fair value,establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments as of September 30, 2015:

                         Level1      Level2     Level3      Total
Convertible Preferred
   Stock               $3,329,542  $6,510,198        $0   $9,839,740
Mandatory Convertible
   Preferred Stock              0     508,363         0      508,363
Convertible Bonds               0  40,612,861   696,788   41,309,649
Corporate Bonds                 0           0 1,547,630    1,547,630
Common Stock            3,589,510     565,136         0    4,154,646
Warrants                2,535,177           0         0    2,535,177
Call Options              113,600           0         0      113,000
Term Loan                       0           0 1,322,405    1,322,405
Escrow                          0           0     2,950        2,950


Total Investments       $9,567,229 $48,196,558 $3,569,773 $61,333,560

The following table summarizes the Fund's common stock industry concentrations as of September 30, 2015

                          Level1       Level2    Level3      Total
Broadcasting & Cable     $1,893,736        $0        $0  $1,893,736
Communications Equipment    532,069         0         0     532,069
Diversified Metals          320,845   522,751         0     843,596
 & Mining
Misc. Transportation        119,003         0         0     119,003
Paper & Forest                    0    42,385         0      42,385
 Products
Precious Metals              54,910         0         0      54,910
Real Estate                  68,505         0         0      68,505
Retail-Specialty            600,442         0         0     600,442

Total Common Stock       $3,589,510   $565,136       $0  $4,154,646

The following table summarizes the inputs used to value the Fund's securities sold short as of September 30, 2015:

                         Level1      Level2     Level3      Total
Common Stock
  Banks-Major          $1,127,945        $0         $0   $1,127,945
 Total securities
sold short             $1,127,945        $0         $0   $1,127,945

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                 Convertible  Corporate      Common
                                    Bonds       Bonds         Stock
Balance as of December 31, 2014   $954,138    $1,908,743   $434,215
Realized gain                            0             0          0
Net change in appreciation        (244,012)     (104,122)  (209,000)
   (depreciation)
Purchases                                0             0          0
Sales/return of capital            (13,338)     (256,991)         0
Transfers into Level 3                   0             0          0
Transfers out of Level 3                 0             0   (225,215)

Balance as of September 30, 2015  $ 696,788    $1,547,630        $0


                                                    Term
                                  Warrants         Loans     Escrow
Balance as of December 31, 2014   $ 82,600   $ 1,428,323         $0
Realized gain                      189,720             0          0
Net change in appreciation         (21,405)          532      2,950
   (depreciation)
Purchases                          767,587             0          0
Sales/return of capital         (1,018,502)     (106,450)         0
Transfers into Level 3                   0             0          0
Transfers out of Level 3                 0             0          0

Balance as of September 30, 2015        $0   $ 1,322,405     $2,950


The amount of total gains or losses for the year included in net assets attributable to the change in unrealized gains or losses related to Level 3 investments still held at the reporting date are as follows:



Convertible     Corporate                 Common  Term
Bonds             Bonds      Warrants     Stock    Loan    Escrow
$(244,012)      $(104,122)      $0           $0   $ 532   $2,950


The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the period ended September 30, 2015,there were no transfers between Levels 1, 2 and 3.

FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilitiesclassified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of September 30, 2015. The table includes Level
3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.


		Fair Value at   Valuation    Unobservable  Amount/
Description  September 30, 2015 Technique    Inputs         Range
Assets:
Convertible Bonds       $1,788  Broker quote Impact of
                                             Industry
                                             sector
                                             market

Convertible Bonds     $695,000  Discount to  decline and    50%
                                asset        liquidity
                                valuation    discount
                                analysis
Corporate Bonds     $1,547,630  Broker quote
Term Loan           $1,322,405  Broker quote
Escrow                   2,950  Broker quote

The significant unobservable input used in the fair value measurementof the Fund's Level 3 common stock is a discount for lack of liquidity. A significant and reasonable increase or decrease in the liquidity discount would result in a significant decrease or increase in the fair value measurement.

The valuation of the Funds' investments is in accordance with policies and procedures adopted by and under the supervision of the Board of Directors.

Common stock, certain convertible preferred securities and certain derivatives that are traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the mean between the bid and ask prices. Common stock, certain convertible preferred securities and certain derivatives traded over the counter are valued at the average of the highest current independent bid and lowest current independent offer reported upon the close of trading on that day.

Convertible bond securities, corporate bond securities, certain convertible preferred securities and certain derivatives are valued at the mid-point of independent bid and offer quotes received from dealers or brokers who make markets in such securities.

Securities for which market quotations are not available are valued at fair value as determined in good faith by the Investment Advisor with the oversight of the Board of Directors pursuant to Board of Directors' approved procedures. In such cases, fair value is derived based on all relevant facts and circumstances including, among other things, fixed income and option pricing models and conversion value.



DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC topic 815, Derivatives and Hedging("Topic 815"),which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures aboutcredit risk related to contingent features in derivatives agreements.

As of and for the nine months ended September 30, 2015, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. For the nine months ended September 30, 2015, net realized gain on 94,877 warrants was $973,172 and net change in unrealized depreciation on 1,236,013 warrants was $4,224,405. As of September 30, 2015, the Fund held
1,141,136 warrants with fair value of $2,535,177 which is included in investments on the schedule of investments.

As of and for the nine months ended September 30, 2015, the Fund held call optionswhich are considered derivative instruments under Topic 815.Call options are an agreement that gives the Fund the right (but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options.
For the nine months ended September 30, 2015 net realized loss on 15,081 call options was $691,121 and net change in unrealized depreciation on 15,481 call options was $61,416. As of September 30, 2015, the Fund held short 400 call options with fair value of $113,600 which is included in investments on the scheulde of investments.

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements and securities borrowingand securities lending transactions. As of and for the nine months ended September 30, 2015, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.